UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check Here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):	[  ] is a restatement
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Killian Asset Management
Address:	1250 West Northwest Highway
		Suite 600
		Palatine, IL 60067

13F File Number:  28-3528

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person Signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Kathleen McLaughlin
Title:  	Chief Financial Officer
Phone:		847-359-8585
Signature, Place, and Date of Signing:

	Kathleen McLaughlin	Palatine, IL	May 20, 2002
Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ] 		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	63

Form 13F Information Table Value Total:	$227,986



List of Other Included Managers:		None
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                                                KILLIAN ASSET MANAGEMENT CORPORATION
                                                              FORM 13F
                                                           March 31, 2002
                                                                                                                 Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL Time Warner Inc            COM              00184A105     3529 149200.000SH      Sole               149200.000
AT&T Corp Wireless             COM              001957406     4835 540236.000SH      Sole               540236.000
American International         COM              026874107     6131 84990.000SH       Sole                84990.000
Aon Corp                       COM              037389103     2002 57200.000SH       Sole                57200.000
Arrow Electronics, Inc.        COM              042735100     4114 147100.000SH      Sole               147100.000
Avnet Inc                      COM              053807103     2844 105100.000SH      Sole               105100.000
Avon Products                  COM              054303102     3754 69100.000SH       Sole                69100.000
BP Amoco PLC Sponsored ADR     COM              055622104     1187 22360.000SH       Sole                22360.000
Bank New York Inc              COM              064057102      420 10000.000SH       Sole                10000.000
Bank One Corp                  COM              06423A103     4717 112900.000SH      Sole               112900.000
BankAmerica Corp               COM              060505104     6197 91102.000SH       Sole                91102.000
Boeing Co                      COM              097023105     3247 67300.000SH       Sole                67300.000
CVS Corporation                COM              126650100     4161 121200.000SH      Sole               121200.000
Cardinal Health Inc            COM              14149Y108     2045 28850.000SH       Sole                28850.000
Cendant Corp                   COM              151313103     5901 307351.000SH      Sole               307351.000
ChevronTexaco Corp             COM              166764100     7986 88470.000SH       Sole                88470.000
Choicepoint Inc                COM              170388102     2074 36000.000SH       Sole                36000.000
Chubb Corp                     COM              171232101     3279 44850.000SH       Sole                44850.000
Cisco Systems                  COM              17275R102     6299 372060.000SH      Sole               372060.000
Citigroup Inc                  COM              172967101     7775 156997.989SH      Sole               156997.989
Compaq Computer Corp           COM              204493100     2502 239400.000SH      Sole               239400.000
Computer Assoc Intl            COM              204912109     1808 82600.000SH       Sole                82600.000
Delphi Corporation             COM              247126105     2941 183900.000SH      Sole               183900.000
Duke Energy Corp               COM              264399106     4532 119900.000SH      Sole               119900.000
E M C Corp                     COM              268648102     2289 192000.000SH      Sole               192000.000
Eastman Kodak Company          COM              277461109     1806 57950.000SH       Sole                57950.000
El Paso Corporation            COM              28336L109     5178 117600.000SH      Sole               117600.000
Electronic Data Sys            COM              285661104     3727 64270.000SH       Sole                64270.000
Exxon Mobil Corp               COM              30231G102     9745 222330.000SH      Sole               222330.000
Federated Dept Stores          COM              31410H101     4694 114900.000SH      Sole               114900.000
First Data Corp                COM              319963104     5200 59600.000SH       Sole                59600.000
Fleet Boston Financial         COM              339030108     1207 34500.000SH       Sole                34500.000
General Electric Company       COM              369604103      751 20050.000SH       Sole                20050.000
General Motors Corp            COM              370442105     3582 59259.000SH       Sole                59259.000
General Motors Corp CL H       COM              370442832      794 48267.000SH       Sole                48267.000
Healthsouth                    COM              421924101     5439 379000.000SH      Sole               379000.000
Intel Corp                     COM              458140100      596 19600.000SH       Sole                19600.000
International Paper            COM              460146103     9411 218820.000SH      Sole               218820.000
Intl Business Machines         COM              459200101     3889 37390.000SH       Sole                37390.000
J P Morgan & Co. Inc/Chase     COM              46625H100     4706 132010.000SH      Sole               132010.000
Kimberly-Clark                 COM              494368103     5102 78924.000SH       Sole                78924.000
Kraft Foods                    COM              50075N104     3904 101000.000SH      Sole               101000.000
Kroger Co                      COM              501044101     3446 155500.000SH      Sole               155500.000
Merck & Co                     COM              589331107     1290 22400.000SH       Sole                22400.000
Microsoft Corp                 COM              594918104     4556 75540.000SH       Sole                75540.000
Morgan Stanley Dean Witter     COM              617446448     1777 31000.000SH       Sole                31000.000
Nokia Corp ADR                 COM              654902204     2182 105200.000SH      Sole               105200.000
Nortel Networks Corp           COM              656568102     2213 492800.000SH      Sole               492800.000
PNC Financial Svcs Group       COM              693475105     4870 79200.000SH       Sole                79200.000
Pfizer Inc                     COM              717081103     4516 113645.000SH      Sole               113645.000
Pharmacia Corp                 COM              71713U102     3261 72343.000SH       Sole                72343.000
Schlumberger Ltd               COM              806857108      412 7000.000 SH       Sole                 7000.000
Sears Roebuck & Company        COM              812387108     3948 77000.000SH       Sole                77000.000
TRW Inc                        COM              872649108     2826 54900.000SH       Sole                54900.000
Target Corp                    COM              87612e106     6541 151700.000SH      Sole               151700.000
Tellabs Inc                    COM              879664100     1199 114500.000SH      Sole               114500.000
Tenet Healthcare Corp          COM              88033G100     2681 40000.000SH       Sole                40000.000
Transocean Sedco Forex         COM              G90078109     2346 70610.000SH       Sole                70610.000
United Parcel Service          COM              911312106     3204 52700.000SH       Sole                52700.000
United Technologies Corp       COM              913017109     4874 65690.000SH       Sole                65690.000
Viacom Inc CL B                COM              925524308     1710 35360.000SH       Sole                35360.000
Wells Fargo & Co New           COM              949746101     1581 32000.000SH       Sole                32000.000
WorldCom Inc                   COM              98157D106     2255 334600.000SH      Sole               334600.000
REPORT SUMMARY                 63 DATA RECORDS              227986            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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